Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of balance of additional paid-in capital

Balance of additional paid-in capital as of December 31, 2020 and 2021 were as follows:

	December 31,	December 31,
	2020	2021

	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	6,422	6,911
From share-based compensation	7,389	8,051
From share of changes in equities of associates	141	538
	$107,293	108,841

Schedule of changes in accumulated other comprehensive income, net of tax

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income

	(in thousands)
Beginning balance, January 1, 2019	$249	(906)	108	(549)
Exchange differences arising on translation of foreign operations	(545)	-	-	(545)
Changes in fair value of financial assets	-	(30)	-	(30)
Remeasurement of defined benefit pension plans	-	-	172	172
Ending balance, December 31, 2019	(296)	(936)	280	(952)
Exchange differences arising on translation of foreign operations	512	-	-	512
Changes in fair value of financial assets	-	67	-	67
Remeasurement of defined benefit pension plans	-	-	(175)	(175)
Ending balance, December 31, 2020	216	(869)	105	(548)
Exchange differences arising on translation of foreign operations	(72)	-	-	(72)
Changes in fair value of financial assets	-	(179)	-	(179)
Remeasurement of defined benefit pension plans	-	-	133	133
Ending balance, December 31, 2021	$144	(1,048)	238	(666)

Schedule of noncontrolling interest
(e)	Noncontrolling interest

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Balance at the beginning of year	$(4,261)	(1,743)	5,023
Equity attributable to non-controlling interests
Loss for the year	(2,570)	(1,974)	(2,961)
Transfer of financial liability to noncontrolling interests	5,071	-	-
Changes in fair value of financial assets	(5)	(2)	(2)
Remeasurement of defined benefit pension plans	17	(1)	5
Share-based compensation expenses	5	8	38
New shares issued by subsidiaries	-	8,695	-
Purchase of subsidiaries shares from noncontrolling interest	-	-	175
Exchange differences arising on translation of foreign operations	-	44	-
Declaration of cash dividends	-	(4)	(20)
Balance at the end of year	$(1,743)	5,023	2,258